TAX MATTERS - TAXES RECEIVABLES/PAYABLES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables:
Non-current indirect taxes	$ 5,650,000	$ 6,061,000
Current indirect taxes	17,819,000	11,956,000
Current other taxes	24,664,000	19,975,000
Current income tax	28,709,000	26,421,000
Total	59,023,000	52,457,000
Payables:
Non-current social security	2,754,000	3,145,000
Current indirect taxes	35,370,000	28,188,000
Current other taxes	58,395,000	50,323,000
Current income tax	12,671,000	10,615,000
Total	$ 109,190,000	$ 92,271,000